Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 129,551
Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	26,002
Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	219
Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	106,285
Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	37,307
Covered Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	126
Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	5,672
Less Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	28,903
Less Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	26,002
Less Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	216
Less Than One Year [Member] | Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	106,285
Less Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	13,707
Less Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	5,672
Greater Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	100,648
Greater Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	3
Greater Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	23,600
Greater Than One Year [Member] | Covered Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 126